Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,642,951
Previously Paid Amount	0
Total Fee Amount	11,755.3
Total Offset Amount	0
Net Fee	$ 11,755.3